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                       STATEMENT OF ADDITIONAL INFORMATION

          Supplement to the current Statement of Additional Information


         Effective May 17, 1999, the street address and zip code of the Shareholder Servicing Agent has been changed (the P.O. box mailing address and the 1-800 telephone number have not changed). Accordingly, the back cover of the Statement of Additional Information is revised to read as follows:

                            MFS Service Center, Inc.
                              2 Avenue de Lafayette
                              Boston, MA 02111-1738



                  The date of this Supplement is May 17, 1999.